Thrivent High Yield Municipal Bond Fund Expense Example - Thrivent High Yield Municipal Bond Fund - Class S	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,337